Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Balance Sheet Components
5. Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of September 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	September 30, 2023	December 31, 2022
Advances to suppliers	$—	$2,486
Prepaid insurance	1,227	1,343
Other prepaid expenses	3,550	3,307

Total prepaid expenses and other current assets	$4,777	$7,136

Property and Equipment, Net
Property and equipment, net as of September 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	September 30, 2023	December 31, 2022
Furniture and fixtures	$1,264	$321
Computers and network equipment	—	251
Lab equipment	—	12,521
Leasehold improvements	12,108	304
Construction-in-progress	—	12,440

Total property and equipment	13,372	25,837
Less: accumulated depreciation	(838)	(3,207)

Total property and equipment, net	12,534	22,630

Depreciation expense for the three and nine months ended September 30, 2023 was $0.8 million and $2.3 million, respectively. Depreciation expense for the three and nine months ended September 30, 2022 was $0.7 million and $1.7 million, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of September 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	September 30, 2023	December 31, 2022
Professional fees	$178	$367
Early exercise liability	34	150
Other accrued expenses	221	1,354
Accrued employee termination benefits	2,983	—

Total accrued expenses and other current liabilities	$3,416	$1,871

5. Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Advances to suppliers	$2,486	$1,834
Prepaid insurance	1,343	1,543
Other prepaid expenses	3,307	1,383

Total prepaid expenses and other current assets	$7,136	$4,760

Property and Equipment, Net
Property and equipment, net as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Furniture and fixtures	$321	$3
Computers and network equipment	251	108
Lab equipment	12,521	6,680
Leasehold improvements	304	94
Construction-in-progress	12,440	477
Total property and equipment	25,837	7,362
Less: accumulated depreciation	(3,207)	(855)

Total property and equipment, net	$22,630	$6,507

Depreciation expense for the years ended December 31, 2022 and 2021 was $2.4 and $0.7 million, respectively.
Accrued Expenses
Accrued expenses as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Professional fees	$367	$186
Early exercise liability	150	337
Other accrued expenses	1,354	363

Total accrued expenses and other current liabilities	$1,871	$886